Commitments - Disclosure of detailed information about significant commitments for streams and offtakes (Details)	12 Months Ended
Dec. 31, 2019
Amulsar stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	40 years
Amulsar Offtake [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Until delivery of 2,110,425 ounces Au
Back Forty stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Life of mine
Mantos Blancos stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Life of mine
Renard stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	40 years
Sasa stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	40 years
Gibraltar stream [Member]
Disclosure Of Commitments [Line Items]
Per ounce/carat price	2.75
Term of agreement	Life of mine
Gold Metal Member | Amulsar stream [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	4.22%
Per ounce/carat price	400
Gold Metal Member | Amulsar Offtake [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	81.91%
Per ounce/carat price	Based on quotational period
Gold Metal Member | Back Forty stream [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	18.50%
Per ounce/carat price	30% spot price (max $600)
Silver [Member] | Amulsar stream [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	62.50%
Per ounce/carat price	4
Silver [Member] | Back Forty stream [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	75.00%
Per ounce/carat price	4
Silver [Member] | Mantos Blancos stream [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Per ounce/carat price	8% spot
Silver [Member] | Sasa stream [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Per ounce/carat price	5
Silver [Member] | Gibraltar stream [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	75.00%
Per ounce/carat price	2.75
Diamond [Member] | Renard stream [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	9.60%
Per ounce/carat price	Lesser of 40% of sales price or $40